Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Payables and Accrued Expenses [Abstract]
Business and other tax payables	¥ 69,799		¥ 89,715
Refundable deposits from employees and agents	19,400		18,239
Professional fees	13,453		5,609
Accrued expenses to third parties	20,486		33,382
Contributions from members of eHuzhu mutual aid program (Note 2(c))	32,915		37,261
Accrued compensation to staff layoff	20,648
Payable to disposal subsidiaries	92,010
Others	818		1,793
Total	¥ 269,529	$ 36,925	¥ 185,999